                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09160

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

CORPORATE DEBT OBLIGATIONS- 97.6%
NON - INVESTMENT GRADE- 95.0%
Financial Institutions--1.9%
Brokerage--1.4%
E*Trade Financial Corp.
   7.375%, 9/15/13(a)                                      $  525     $  546,000
   7.875%, 12/01/15(a)                                      1,767      1,886,272
   8.00%, 6/15/11(a)                                          465        485,925
                                                                      ----------
                                                                       2,918,197
                                                                      ----------
Health Care- 0.2%
Vanguard Health Holdings Co.
   11.25%, 10/01/15(a)(b)                                     735        565,950
                                                                      ----------
Insurance--0.3%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13(a)                                        555        600,788
                                                                      ----------
                                                                       4,084,935
                                                                      ----------
INDUSTRIAL--76.5%
Basic Industry--9.1%
AK Steel Corp.
   7.875%, 2/15/09(a)                                         855        855,000
Arch Western Finance LLC
   6.75%, 7/01/13(a)                                          450        446,625
Bassell AFSCA
   8.375%, 8/15/15(a)(c)                                      999      1,026,473
Citigroup (JSC Severstal)
   9.25%, 4/19/14(a)(c)                                     1,254      1,357,442
Equistar Chemical LP
   10.125%, 9/01/08(a)                                      1,268      1,347,250
   10.625%, 5/01/11(a)                                        649        691,185
Evraz Group, SA
   8.25%, 11/10/15(a)(c)                                    1,110      1,141,913
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10(a)                                        704        740,080
Georgia Pacific Corp.
   7.00%, 1/15/15(a)(c)                                       440        438,900
   7.125%, 1/15/17(a)(c)                                      525        523,688
Hexion US Finance Corp./ Hexion Nova
   Scotia Finance
   9.75%, 11/15/14(a)(c)                                      320        324,400
   9.87%, 11/15/14(a)(c)(d)                                   320        320,400
Huntsman International LLC
   7.875%, 11/15/14(a)(c)                                     535        539,013
Huntsman LLC
   11.50%, 7/15/12(a)                                         915      1,031,663
Ineos Group Holdings PLC
   8.50%, 2/15/16(a)(c)                                     1,105      1,055,275
International Steel Group, Inc.
   6.50%, 4/15/14(a)                                        1,580      1,623,449
Lyondell Chemical Co.
   8.00%, 9/15/14(a)                                          430        446,125
   8.25%, 9/15/16(a)                                          270        283,500
Momentive Performance Materials, Inc.
   10.125%, 12/01/14(a)(c)                                    435        437,175
NewMarket Corp.
   7.125%, 12/15/16(a)(c)                                     545        545,000

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Newpage Corp.
   10.00%, 5/01/12(a)                                      $  608    $   641,440
Peabody Energy Corp.
   Series B
   6.875%, 3/15/13(a)                                       1,640      1,680,999
Quality Distribution LLC
   9.00%, 11/15/10(a)                                       1,213      1,182,675
Rhodia, SA
   8.875%, 6/01/11(a)                                         669        705,795
                                                                     -----------
                                                                      19,385,465
                                                                     -----------
Capital Goods--7.3%
Allied Waste North America, Inc.
   6.375%, 4/15/11(a)                                       1,327      1,310,413
   Series B
   7.125%, 5/15/16(a)                                       1,474      1,459,260
   7.375%, 4/15/14(a)                                         345        343,275
Associated Materials, Inc.
   11.25%, 3/01/14(a)(b)                                    1,195        806,625
Berry Plastics Holding Corp.
   8.875%, 9/15/14(a)(c)                                      755        766,325
Bombardier, Inc.
   8.00%, 11/15/14(a)(c)                                    1,060      1,091,058
Case New Holland, Inc.
   9.25%, 8/01/11(a)                                          632        669,130
Covalence Specialty Materials Corp.
   10.25%, 3/01/16(a)(c)                                      370        338,550
Crown Americas LLC
   7.625%, 11/15/13(a)                                        925        952,750
Goodman Global Holdings, Inc.
   7.875%, 12/15/12(a)                                        803        788,948
Invensys PLC
   9.875%, 3/15/11(a)(c)                                      192        205,920
L-3 Communications Corp.
   5.875%, 1/15/15(a)                                         927        894,555
Owens-Brockway Glass
   8.875%, 2/15/09(a)                                       1,518      1,552,154
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(e)(f)(g)                                 1,586         79,317
Sequa Corp.
   9.00%, 8/01/09(a)                                          429        459,030
Trinity Industries, Inc.
   6.50%, 3/15/14(a)                                        1,240      1,218,300
United Rentals North America, Inc.
   6.50%, 2/15/12(a)                                        1,131      1,116,863
   7.00%, 2/15/14(a)                                          225        220,781
   7.75%, 11/15/13(a)                                       1,305      1,309,894
                                                                     -----------
                                                                      15,583,148
                                                                     -----------
Communications - Media--11.4%
Allbritton Communications Co.
   7.75%, 12/15/12(a)                                         742        749,420
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12(a)                                        1,193      1,172,123
CCH I Holdings LLC
   11.75%, 5/15/14(a)                                       3,486      3,146,114
CSC Holdings, Inc.
   7.25%, 4/15/12(a)(c)                                     1,506      1,468,350
Dex Media East LLC
   12.125%, 11/15/12(a)                                       570        627,713
Dex Media West LLC
   Series B

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   8.50%, 8/15/10(a)                                       $  331    $   343,826
DIRECTV Holdings LLC
   6.375%, 6/15/15(a)                                       1,662      1,593,442
EchoStar DBS Corp.
   6.375%, 10/01/11(a)                                        690        685,688
   7.125%, 2/01/16(a)                                         440        440,000
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)                                         580        607,550
Insight Midwest LP
   9.75%, 10/01/09(a)                                         425        431,906
Intelsat Bermuda Ltd.
   11.25%, 6/15/16(a)(c)                                    1,694      1,859,164
Intelsat Subsidiary Holding Co., Ltd.
   8.625%, 1/15/15(a)                                         672        698,880
   10.484%, 1/15/12(a)(d)                                     414        417,623
Lamar Media Corp.
   6.625%, 8/15/15(a)                                         265        262,681
Liberty Media LLC
   5.70%, 5/15/13(a)                                          425        400,408
   7.875%, 7/15/09(a)                                         337        351,432
   8.25%, 2/01/30(a)                                          415        406,795
Quebecor Media, Inc.
   7.75%, 3/15/16(a)                                        1,560      1,593,149
Rainbow National Services LLC
   8.75%, 9/01/12(a)(c)                                       571        600,264
   10.375%, 9/01/14(a)(c)                                     541        601,186
RH Donnelley Corp.
   Series A-1
   6.875%, 1/15/13(a)                                         375        359,531
   Series A-2
   6.875%, 1/15/13(a)                                         681        652,909
Rogers Cable, Inc.
   6.75%, 3/15/15(a)                                        1,028      1,059,185
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13(a)                                         530        521,388
Univision Communications, Inc.
   7.85%, 7/15/11(a)                                          540        544,047
WDAC Subsidiary Corp.
   8.375%, 12/01/14(a)(c)                                     783        805,511
WMG Holding Corp.
   9.50%, 12/15/14(a)(b)                                    1,845      1,476,000
XM Satellite Radio, Inc.
   9.75%, 5/01/14(a)                                          465        465,000
                                                                     -----------
                                                                      24,341,285
                                                                     -----------
Communications - Telecommunications--11.1%
American Tower Corp.
   7.125%, 10/15/12(a)                                      1,483      1,523,783
Citizens Communications Co.
   6.25%, 1/15/13(a)                                        1,178      1,155,913
Digicel Ltd.
   9.25%, 9/01/12(a)(c)                                       997      1,064,298
Dobson Cellular Systems, Inc.
   8.375%, 11/01/11(a)(c)                                     396        417,285
Dobson Communications Corp.
   8.875%, 10/01/13(a)                                        520        529,750
Idearc, Inc.
   8.00%, 11/15/16(a)(c)                                      950        964,250
Inmarsat Finance PLC
    7.625%, 6/30/12(a)                                      1,029      1,062,443
    10.375%, 11/15/12(a)(b)                                   976        899,140
Intelsat Corp.
   9.00%, 8/15/14(a)                                          878        927,388

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
KYIVSTAR
   10.375%, 8/17/09(a)(c)                                  $1,663    $ 1,818,905
Level 3 Communications, Inc.
   11.50%, 3/01/10(a)                                         360        381,600
Level 3 Financing, Inc.
   12.25%, 3/15/13(a)                                       2,240      2,536,799
Mobile Telesystems Finance, SA
   8.00%, 1/28/12(a)(c)                                     1,518      1,590,104
Qwest Capital Funding, Inc.
   7.25%, 2/15/11(a)                                        3,081      3,146,470
Qwest Corp.
   6.875%, 9/15/33(a)                                       1,045        997,975
Rogers Wireless, Inc.
   7.25%, 12/15/12(a)                                         814        862,840
   7.50%, 3/15/15(a)                                        1,348      1,462,580
Rural Cellular Corp.
   9.75%, 1/15/10(a)                                          761        781,928
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14(a)                                          540        577,125
Windstream Corp.
   8.125%, 8/01/13                                            506        547,745
   8.625%, 8/01/16                                            398        435,810
                                                                     -----------
                                                                      23,684,131
                                                                     -----------
Consumer Cyclical - Automotive--5.8%
Ford Motor Co.
   7.45%, 7/16/31(a)                                        1,503      1,179,855
Ford Motor Credit Co.
   4.95%, 1/15/08(a)                                          892        876,931
   7.00%, 10/01/13(a)                                       1,465      1,399,047
   8.11%, 1/13/12(a)(d)                                     1,505      1,491,333
General Motors Acceptance Corp.
   6.875%, 9/15/11(a)                                       2,122      2,176,530
General Motors Corp.
   8.25%, 7/15/23(a)                                          870        809,100
   8.375%, 7/15/33(a)                                       1,560      1,443,000
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13(a)                                         849        840,510
Lear Corp.
   8.50%, 12/01/13(a)(c)                                      225        218,250
   8.75%, 12/01/16(a)(c)                                      315        304,369
Tenneco, Inc.
   8.625%, 11/15/14(a)                                        355        362,100
The Goodyear Tire Co.
   8.625%, 12/01/11(a)(c)                                     265        273,613
TRW Automotive, Inc.
   9.375%, 2/15/13(a)                                         553        593,093
   11.00%, 2/15/13(a)                                         360        394,650
                                                                     -----------
                                                                      12,362,381
                                                                     -----------
Consumer Cyclical - Other--8.5%
Broder Brothers Co.
   Series B
   11.25%, 10/15/10(a)                                        405        392,850
Greektown Holdings LLC
   10.75%, 12/01/13(a)(c)                                     560        585,200
Harrahs Operating Co., Inc.
   5.625%, 6/01/15(a)                                       1,930      1,655,260
Host Hotels & Resorts LP
   6.875%, 11/01/14(a)(c)                                     235        237,938
Host Marriott LP

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Series Q
   6.75%,6/01/16(a)                                        $1,615    $ 1,617,018
Levi Strauss & Co.
   10.122%,4/01/12(a)(d)                                      502        515,178
MGM Mirage
   6.625%, 7/15/15(a)                                       1,562      1,487,805
   7.625%, 1/15/17(a)                                         320        320,800
   8.375%, 2/01/11(a)                                       1,261      1,308,288
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14(a)                                         835        846,481
NCL Corp.
   10.625%, 7/15/14(a)                                        688        688,000
Penn National Gaming, Inc.
   6.875%, 12/01/11(a)                                        939        946,043
Riviera Holdings Corp.
   11.00%, 6/15/10(a)                                       1,202      1,274,120
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11(a)                                          739        807,691
Seneca Gaming Corp.
   7.25%, 5/01/12(a)                                          838        852,665
Six Flags, Inc.
   9.625%, 6/01/14(a)                                         785        728,088
Turning Stone Casino Resort Enterprises
   9.125%, 12/15/10(a)(c)                                     848        869,200
Universal City Development Partners
   11.75%, 4/01/10(a)                                         727        778,799
Williams Lyon Homes, Inc.
   10.75%, 4/01/13(a)                                         564        537,210
Wynn Las Vegas LLC
   6.625%, 12/01/14(a)                                      1,805      1,793,718
                                                                     -----------
                                                                      18,242,352
                                                                     -----------
Consumer Cyclical - Retailers--2.4%
Autonation Inc.
   7.374%, 4/15/13(a)(d)                                      145        145,725
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14(a)(c)                                     370        360,750
Couche-Tard US LP
   7.50%, 12/15/13(a)                                         729        745,403
GSC Holdings Corp.
   8.00%, 10/01/12(a)                                       1,295      1,353,275
Rite Aid Corp.
   6.875%, 8/15/13(a)                                         630        559,125
   9.25%, 6/01/13(a)                                          575        577,875
The Bon-Ton Stores, Inc.
   10.25%, 3/15/14(a)                                         645        659,513
United Auto Group, Inc.
   9.625%, 3/15/12(a)                                         703        739,029
                                                                     -----------
                                                                       5,140,695
                                                                     -----------
Consumer Non-Cyclical--8.6%
Concentra Operating Corp.
   9.125%, 6/01/12(a)                                         566        594,300
Coventry Health Care, Inc.
   5.875%, 1/15/12(a)                                         452        446,281
DaVita, Inc.
   7.25%, 3/15/15(a)                                          731        745,620
Dean Foods Co.
   7.00%, 6/01/16(a)                                          865        873,650
Elan Finance PLC
   7.75%, 11/15/11(a)                                       1,610      1,571,762
Foodcorp Ltd.
   8.875%, 6/15/12(a)(c)                                      463        653,963

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14(a)                                      $  510    $   526,575
HCA Inc.
   6.375%, 1/15/15(a)                                       1,292      1,094,970
   6.50%, 2/15/16(a)                                          795        669,788
   6.75%, 7/15/13(a)                                          970        870,575
   9.625%, 11/15/16(a)(c)                                   1,310      1,408,250
Healthsouth Corp.
   10.75%, 6/15/16(a)(c)                                      655        704,944
Iasis Healthcare Corp.
   8.75%, 6/15/14(a)                                          751        760,388
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13(a)                              2,235      2,327,449
   7.625%, 6/01/16(a)                                         820        868,818
Select Medical Corp.
   7.625%, 2/01/15(a)                                         768        637,440
Stater Brothers Holdings
   8.125%, 6/15/12(a)                                         336        341,040
Tenet Healthcare Corp.
   7.375%, 2/01/13(a)                                         725        666,094
   9.875%, 7/01/14(a)                                         415        422,263
Universal Hospital Services, Inc.
   10.125%, 11/01/11(a)                                       966      1,031,205
Ventas Realty LP / Ventas Capital Corp.
   6.75%, 4/01/17(a)                                          429        442,943
Visant Corp.
   7.625%, 10/01/12(a)                                        577        584,213
                                                                     -----------
                                                                      18,242,531
                                                                     -----------
Energy--2.9%
Chesapeake Energy Corp.
   7.50%, 9/15/13(a)                                          410        426,913
   7.75%, 1/15/15(a)                                        1,251      1,302,604
Complete Production Services, Inc.
   8.00%, 12/15/16(a)(c)                                      390        399,750
Grant Prideco, Inc.
   Series B

   6.125%, 8/15/15(a)                                         214        208,650
HilCorp Energy

   10.50%, 9/01/10(a)(c)                                      720        770,400
OPTI Canada, Inc.
   8.25%, 12/15/14(a)(c)                                      188        193,170
PetroHawk Energy Corp.
   9.125%, 7/15/13(a)                                         550        577,500
Pride International, Inc.
   7.375%, 7/15/14(a)                                         773        798,123
Range Resources Corp.
   7.50%, 5/15/16(a)                                          595        609,875
Tesero Corp.
   6.25%, 11/01/12(a)(c)                                      900        895,500
                                                                     -----------
                                                                       6,182,485
                                                                     -----------
Other Industrial--1.6%
Amsted Industries, Inc.
   10.25%, 10/15/11(a)(c)                                     715        765,050
Fastentech, Inc.
   11.50%, 5/01/11(a)                                         460        484,150
Mueller Group, Inc.
   10.00%, 5/01/12(a)                                         505        549,188
RBS Global, Inc. & Rexnord Corp.
   9.50%, 8/01/14(a)(c)                                       720        748,800

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

   11.75%, 8/01/16(a)(c)                                   $  330   $    344,850
Sensus Metering Systems
   8.625%, 12/15/13(a)                                        580        580,000
                                                                    ------------
                                                                       3,472,038
                                                                    ------------
Services--1.8%
Avis Budget Car Rental LLC
   7.75%, 5/15/16(a)(c)                                       855        825,075
Hertz Corp.
   8.875%, 1/01/14(a)(c)                                      555        581,363
   10.50%, 1/01/16(a)(c)                                      655        720,500
Horizon Lines LLC
   9.00%, 11/01/12(a)                                         541        568,050
Service Corp. International
   6.50%, 3/15/08(a)                                          991        995,955
West Corp.
   9.50%, 10/15/14(a)(c)                                      215        215,000
                                                                    ------------
                                                                       3,905,943
                                                                    ------------
Technology--5.1%
Amkor Technologies, Inc.
   9.25%, 6/01/16(a)                                          490        480,200
Avago Technologies
   10.125%, 12/01/13(a)(c)                                    670        715,225
CA, Inc.
   4.75%, 12/01/09(a)(c)                                      560        544,702
Flextronics International Ltd.
   6.50%, 5/15/13(a)                                          736        726,800
Freescale Semiconductor, Inc.
   9.125%, 12/15/14(a)(c)                                   1,580      1,570,124
   10.125%, 12/15/16(a)(c)                                    400        400,500
Iron Mountain, Inc.
   6.625%, 1/01/16(a)                                         925        888,000
Nortel Networks Ltd.
   10.125%, 7/15/13(a)(c)                                     960      1,036,800
NXP BV/ NXP Funding LLC
   8.118%, 10/15/13(a)(c)(d)                                  470        477,050
   9.50%, 10/15/15(a)(c)                                      215        220,375
Seagate Technology HDD Holdings
   6.375%, 10/01/11(a)                                      1,205      1,205,000
   6.80%, 10/01/16(a)                                         602        605,010
Serena Software, Inc.
   10.375%, 3/15/16(a)                                        525        557,156
Sungard Data Systems, Inc.
   9.125%, 8/15/13(a)                                       1,411      1,481,550
                                                                    ------------
                                                                      10,908,492
                                                                    ------------
Transportation - Airlines--0.9%
AMR Corp.
   9.00%, 8/01/12(a)                                        1,044      1,100,115
Continental Airlines, Inc.
   8.75%, 12/01/11(a)                                         715        720,363
                                                                    ------------
                                                                       1,820,478
                                                                    ------------
                                                                     163,271,424
                                                                    ------------

                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
UTILITY--11.1%
Electric--7.2%
Allegheny Energy Supply
   7.80%, 3/15/11(a)                                     $  735     $    788,288
   8.25%, 4/15/12(a)(c)                                   1,140        1,251,150
Aquila, Inc.
   14.875%, 7/01/12(a)(h)                                   669          873,045
CMS Energy Corp.
   8.50%, 4/15/11(a)                                        485          527,438
Dynegy-Roseton Danskamme
   Series B
   7.67%, 11/08/16(a)                                     1,129        1,169,926
Edison Mission Energy
   7.50%, 6/15/13(a)                                      1,330        1,389,849
   7.75%, 6/15/16(a)                                        455          482,300
NRG Energy, Inc.
   7.25%, 2/01/14(a)                                        250          251,875
   7.375%, 2/01/16(a)                                     1,070        1,075,350
Reliant Energy, Inc.
   6.75%, 12/15/14(a)                                       437          427,168
   9.50%, 7/15/13(a)                                      1,001        1,073,573
Sierra Pacific Resources
   8.625%, 3/15/14(a)                                       535          574,408
TECO Energy, Inc.
   7.00%, 5/01/12(a)                                        832          875,680
The AES Corp.
   7.75%, 3/01/14(a)                                      1,520        1,603,599
   8.75%, 5/15/13(a)(c)                                     315          337,444
   9.00%, 5/15/15(a)(c)                                     399          428,925
TXU Corp.
   5.55%, 11/15/14(a)                                     1,341        1,273,065
   6.50%, 11/15/24(a)                                     1,023          963,759
                                                                    ------------
                                                                      15,366,842
                                                                    ------------
Natural Gas--3.9%
El Paso Corp.
   7.375%, 12/15/12(a)                                      735          773,588
El Paso Production Holding Co.
   7.75%, 6/01/13(a)                                      1,065        1,114,256
Northwest Pipeline Corp.
   8.125%, 3/01/10(a)                                       691          719,504
Regency Energy Partners LP
   8.375%, 12/15/13(a)(c)                                   835          837,088
Southern Natural Gas
   8.875%, 3/15/10(a)                                       629          659,878
Tennessee Gas Pipeline Co.
   7.00%, 10/15/28(a)                                       800          844,702
Williams Cos., Inc.
   7.625%, 7/15/19(a)                                     2,195        2,348,649
   7.875%, 9/01/21(a)                                       837          897,683
                                                                    ------------
                                                                       8,195,348
                                                                    ------------
                                                                      23,562,190
                                                                    ------------
Non- Corporate Sectors--5.5%
DERIVATIVES - RACERS--5.5%
Racers
   5.311%, 5/01/07(a)(c)(d)                              11,300       11,754,967
                                                                    ------------
Total Non - Investment Grade
   (cost $205,514,773)                                               202,673,516
                                                                    ------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENT GRADE--2.6%
Financial Institutions--0.7%
Insurance--0.4%
Liberty Mutual Group, Inc.
   5.75%, 3/15/14(a)(c)                                  $    760     $  757,182
                                                                     -----------
Industrial--2.2%
Basic Industry--0.5%
Ispat Inland ULC
   9.75%, 4/01/11(a)                                          939      1,049,333
                                                                     -----------
Communications - Telecommunications--1.1%
MobiFon Holdings BV
   12.50%, 4/31/14(a)                                       2,105      2,326,054
                                                                     -----------
Consumer Cyclical - Other--0.2%
Starwood Hotels Resorts
   7.875%, 5/01/12(a)                                         506        534,396
                                                                     -----------
Energy--0.4%
Kerr-McGee Corp.
   6.875%, 9/15/11(a)                                         831        877,997
                                                                     -----------
                                                                       4,787,780
                                                                     -----------
Total Investment Grade
   (cost $5,179,068)                                                   5,544,962
                                                                     -----------
Total Corporates Debt Obligations
   (cost $210,693,841)                                               208,218,478
                                                                     -----------
PREFERRED STOCK--0.4%
Broadcasting/Media--0.0%
ION Media Networks, Inc.
   14.25%, 1/15/06 (a)(i)                                       1          3,055
                                                                     -----------
Real Estate Investment Trusts-0.4%
Sovereign REIT
  Series A
   12.00%, 8/29/49(a)(c)                                      501        779,055
                                                                     -----------
Total Preferred Stock
(cost $475,184)                                                          782,110
                                                                     -----------
COMMON STOCKS--0.0%
Phase Metrics, Inc.(e)(j)
   (cost $1,258,040)                                      126,418          1,264
                                                                     -----------
WARRANT--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10 (e)(f)(g)
   (cost $7,317)                                              200              2
                                                                     -----------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.2%
Time Deposits--0.2%
The Bank of New York
   4.25%, 1/02/07
   (cost $507,000)                                         507          507,000
                                                                   ------------
TOTAL INVESTMENTS--98.2%
   (cost $212,941,382)                                              209,508,854
Other assets less liabilities--1.8%                                   3,899,649
                                                                   ------------
NET ASSETS--100%                                                   $213,408,503
                                                                   ------------
FORWARD CURRENCY EXCHANGE CONTRACTS

                                        U.S. $
                          Contract    Value on      U.S. $
                           Amount    Origination    Current    Unrealized
                            (000)       Date        Value     Depreciation
--------------------------------------------------------------------------
Sale Contract

Euro, settling  1/29/07      475       $600,989    $627,959     $(26,970)

(a) Positions, or portion thereof, with an aggregate market value of $207,937,716 has been segregated to collateralize forward currency exchange contracts.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $54,487,373 or 25.5% of net assets.

(d) Floating rate security. Stated interest rate was in effect at December 31, 2006.

(e)  Illiquid security, valued at fair value.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of December 31,2006, are considered illiquid and restricted.

                                   Acquisition     Acquisition    Market   Percentage of
Restricted Securities                 Date             Cost       Value      Net Assets
----------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08                  2/10/99-5/31/05    $7,351,268   $79,317       0.04%
Pilant Corp.- warrants
expiring 6/01/10                        10/04/04         7,317         2       0.00

(g)  Security is in default and is non-income producing.

(h) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B.

(i)  Pay-In-Kind Payments (PIK).

(j)  Non -income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -----------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007